Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Income before income taxes	$ 125,216	$ 98,412	$ 159,997
Adjustments to reconcile income before income taxes to net cash flow from operating activities:
Net finance (income) expense	1,424	(1,152)	(7,269)
Fair value gain on long-term investments	(36,300)	(5,000)	(89,838)
Share of net (income) loss of equity-accounted investees	(268)	2	0
Impairment of non-financial assets	1,946	113	681
Depreciation and amortization	18,861	15,582	13,165
Cost of equity awards	30,079	8,631	14,926
Other adjustments	(516)	(66)	(255)
Changes in working capital:
Trade and other receivables	(22,715)	(20,199)	(17,956)
Other current assets	(786)	(1,820)	(500)
Trade and other payables	13,592	23,038	5,310
Deferred revenue	(943)	(4,830)	9,277
Other liabilities	991	(86)	1,158
Income taxes paid	(12,854)	(7,649)	(5,937)
Net cash flow from operating activities	117,728	104,977	82,761
Cash flows from investing activities:
Purchase of equipment	(5,546)	(23,344)	(1,873)
Purchase of intangible assets	0	0	(250)
Development expenditure	(9,699)	(7,263)	(4,281)
Investment in an associate	(2,500)	(1,250)	0
Sale of long-term investments	0	1,333	0
Net sale of short-term investments	0	0	23,414
Interest received	3,294	3,412	2,989
Net cash flow from (used in) investing activities	(14,451)	(27,112)	19,999
Cash flows from financing activities:
Share repurchases	0	0	(32,695)
Dividends paid	(71,167)	(37,435)	(23,105)
Proceeds from exercise of share options	0	0	394
Repayment of borrowings	0	0	(161)
Payment of lease liabilities	(4,776)	(4,181)	(3,907)
Interest paid	(610)	(530)	(369)
Net cash flow used in financing activities	(76,552)	(42,146)	(59,843)
Net change in cash and cash equivalents	26,724	35,720	42,918
Cash and cash equivalents at beginning of period	126,797	93,863	52,414
Effect of exchange rate changes on cash and cash equivalents	1,944	(2,785)	(1,469)
Cash and cash equivalents at end of period	$ 155,466	$ 126,797	$ 93,863